WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 85.5%
COMMUNICATION SERVICES - 18.7%
Diversified Telecommunication Services - 1.6%
Intelsat Jackson Holdings SA, Senior Notes	5.500%	8/1/23	2,000,000	$1,830,000
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	1,530,000	1,596,937	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	410,000	440,238	(a)
Windstream Services LLC/Windstream Finance Corp., Secured Notes	10.500%	6/30/24	3,025,000	1,890,625	*(a)(b)
Windstream Services LLC/Windstream Finance Corp., Secured Notes	9.000%	6/30/25	330,000	193,050	*(a)(b)

Total Diversified Telecommunication Services				5,950,850

Entertainment - 0.8%
Netflix Inc., Senior Notes	5.875%	11/15/28	670,000	751,237
Netflix Inc., Senior Notes	6.375%	5/15/29	1,750,000	2,021,250	(a)

Total Entertainment				2,772,487

Interactive Media & Services - 0.2%
Match Group Inc., Senior Notes	6.375%	6/1/24	490,000	518,175

Media - 10.4%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	3,400,000	3,638,000	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	5,910,000	6,530,550	(a)
Altice Luxembourg SA, Senior Notes	7.750%	5/15/22	2,166,000	2,226,702	(a)
Altice Luxembourg SA, Senior Notes	10.500%	5/15/27	2,200,000	2,398,000	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	1,233,000	1,306,968	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	3,250,000	3,420,625	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	5,737,000	5,479,122
DISH DBS Corp., Senior Notes	7.750%	7/1/26	7,738,000	7,621,930
Entercom Media Corp., Secured Notes	6.500%	5/1/27	830,000	861,125	(a)
Meredith Corp., Senior Notes	6.875%	2/1/26	790,000	837,400
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	540,000	564,300	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	1,050,000	1,088,063	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.250%	1/15/26	1,150,000	1,183,062	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	1,020,000	1,069,725	(a)

Total Media				38,225,572

Wireless Telecommunication Services - 5.7%
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	1,190,000	1,276,965	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - (continued)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	899,000	$1,022,051	(a)
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	2,080,000	2,226,141	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	800,000	898,000	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	4,288,000	4,765,040
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	130,000	163,147
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	420,000	437,010
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	1,452,000	1,709,730
Sprint Corp., Senior Notes	7.875%	9/15/23	3,160,000	3,562,900
Sprint Corp., Senior Notes	7.625%	3/1/26	530,000	596,913
VEON Holdings BV, Senior Notes	7.504%	3/1/22	800,000	880,696	(c)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	520,000	572,452	(a)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	2,730,000	2,926,937	(a)

Total Wireless Telecommunication Services				21,037,982

TOTAL COMMUNICATION SERVICES				68,505,066

CONSUMER DISCRETIONARY - 9.5%
Auto Components - 1.9%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	3,780,000	2,938,950	(a)
Adient US LLC, Senior Secured Notes	7.000%	5/15/26	540,000	553,500	(a)
American Axle & Manufacturing Inc., Senior Notes	6.250%	4/1/25	500,000	471,865
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	250,000	233,125
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	1,730,000	1,593,762
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,300,000	1,335,750	(a)

Total Auto Components				7,126,952

Diversified Consumer Services - 2.3%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	2,680,000	2,753,700	(a)
Frontdoor Inc., Senior Notes	6.750%	8/15/26	710,000	772,125	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Secured Notes	9.250%	5/15/23	995,000	1,048,208	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,030,000	1,241,150
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	2,430,000	2,448,225	(a)

Total Diversified Consumer Services				8,263,408

Hotels, Restaurants & Leisure - 1.8%
Boyne USA Inc., Secured Notes	7.250%	5/1/25	440,000	482,350	(a)
Golden Nugget Inc., Senior Notes	8.750%	10/1/25	500,000	525,625	(a)
MGM China Holdings Ltd., Senior Notes	5.375%	5/15/24	310,000	320,075	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
MGM China Holdings Ltd., Senior Notes	5.875%	5/15/26	620,000		$646,350	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	590,000	GBP	640,586	(c)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	762,000		820,102	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	1,210,000		1,258,400	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	310,000		322,400	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,710,000		1,761,300	(a)

Total Hotels, Restaurants & Leisure					6,777,188

Specialty Retail - 3.3%
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	1,710,000	EUR	1,847,351	(c)
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	3,550,000		3,390,250	(a)
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	4,660,000		4,590,100	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	2,100,000		2,110,500

Total Specialty Retail					11,938,201

Textiles, Apparel & Luxury Goods - 0.2%
CBR Fashion Finance BV, Senior Secured Notes	5.125%	10/1/22	600,000	EUR	672,801	(c)

TOTAL CONSUMER DISCRETIONARY					34,778,550

CONSUMER STAPLES - 1.6%
Food Products - 1.1%
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	180,000		187,650	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	2,795,000		3,022,094	(a)
Simmons Foods Inc., Secured Notes	5.750%	11/1/24	935,000		890,587	(a)

Total Food Products					4,100,331

Household Products - 0.5%
Spectrum Brands Inc., Senior Notes	6.625%	11/15/22	230,000		234,600
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	1,415,000		1,478,675

Total Household Products					1,713,275

Tobacco - 0.0%
Pyxus International Inc., Secured Notes	9.875%	7/15/21	210,000		166,950

TOTAL CONSUMER STAPLES					5,980,556

ENERGY - 16.6%
Energy Equipment & Services - 0.3%
Pride International LLC, Senior Notes	7.875%	8/15/40	500,000		295,000
Transocean Inc., Senior Notes	9.000%	7/15/23	218,000		226,171	(a)
Transocean Inc., Senior Notes	6.800%	3/15/38	920,000		611,800

Total Energy Equipment & Services					1,132,971

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - 16.3%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	340,000	$357,765
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	2,030,000	1,872,675	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,920,000	1,939,200	(a)
Carrizo Oil & Gas Inc., Senior Notes	8.250%	7/15/25	380,000	370,500
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	1,960,000	1,955,100
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	3,320,000	2,768,050
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	320,000	257,600
Chesapeake Energy Corp., Senior Notes	7.500%	10/1/26	440,000	303,600
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,400,000	1,411,636
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,500,000	1,768,140
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	810,000	1,138,846
MEG Energy Corp., Senior Notes	7.000%	3/31/24	5,880,000	5,622,750	(a)
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	7.500%	11/1/23	1,160,000	1,179,929
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	790,000	1,033,936	(a)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	2,140,000	2,022,300
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	770,000	719,950
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	2,563,000	2,332,330
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	1,000,000	1,189,110
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	2,340,000	2,578,095
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	3,650,000	3,962,075
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	4,540,000	5,155,737
Range Resources Corp., Senior Notes	5.000%	3/15/23	2,530,000	2,245,375
Range Resources Corp., Senior Notes	4.875%	5/15/25	2,345,000	1,934,625
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	570,000	649,087	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	590,000	655,372	(a)
Shelf Drilling Holdings Ltd., Senior Notes	8.250%	2/15/25	1,050,000	939,750	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	560,000	609,000	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	830,000		$836,225
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	990,000		1,096,425	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	4,440,000		3,330,044	(a)
Vesta Energy Corp., Senior Notes	8.125%	7/24/23	820,000	CAD	574,320	(a)
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	780,000		729,536
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	170,000		134,300
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	430,000		446,320
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	530,000		574,308
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	330,000		439,620
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,620,000		1,943,367
WPX Energy Inc., Senior Notes	8.250%	8/1/23	430,000		480,525
YPF SA, Senior Notes	8.500%	7/28/25	3,340,000		2,204,433	(a)

Total Oil, Gas & Consumable Fuels					59,761,956

TOTAL ENERGY					60,894,927

FINANCIALS - 12.0%
Banks - 8.7%
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	1,120,000		1,255,201	(d)(e)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	740,000		829,989	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,950,000		2,151,269
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	900,000		936,688	(d)(e)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	1,000,000		961,250	(a)(e)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	810,000		900,805	(a)(d)(e)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	1,420,000		1,520,614	(d)(e)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	3,950,000	$4,195,749	(d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,330,000	1,554,984	(a)(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 3/30/25 then USD 5 year ICE Swap Rate + 4.368%)	6.375%	3/30/25	860,000	891,790	(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	290,000	297,278	(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	700,000	720,020	(d)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,590,000	2,656,690	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	3,410,000	3,600,281	(a)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (3 mo. USD LIBOR + 2.320%)	4.650%	9/30/27	7,000,000	6,566,630	(d)(e)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	610,000	647,363	(d)(e)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	1,080,000	985,427	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,200,000	1,356,539	(a)(e)

Total Banks				32,028,567

Capital Markets - 0.7%
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	890,000	923,375
UBS Group Funding Switzerland AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,370,000	1,453,912	(a)(d)(e)

Total Capital Markets				2,377,287

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Consumer Finance - 0.5%
Navient Corp., Senior Notes	5.875%	10/25/24	840,000		$887,872
Navient Corp., Senior Notes	6.750%	6/15/26	700,000		750,750

Total Consumer Finance					1,638,622

Diversified Financial Services - 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	360,000		380,811
Allied Universal Holdco LLC, Senior Secured Notes	6.625%	7/15/26	700,000		745,500	(a)
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	725,000		491,188	(a)
Garfunkelux Holdco 3 SA, Senior Secured Notes	7.500%	8/1/22	1,000,000	EUR	1,053,670	(c)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	1,480,000		1,476,300	(a)(f)
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	3,140,000		3,370,343
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	310,000		340,593

Total Diversified Financial Services					7,858,405

TOTAL FINANCIALS					43,902,881

HEALTH CARE - 7.3%
Health Care Equipment & Supplies - 0.1%
IDH Finance PLC, Senior Secured Notes	6.250%	8/15/22	320,000	GBP	346,544	(c)

Health Care Providers & Services - 3.4%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	3,285,000		2,894,906	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	1,920,000		1,848,000	(a)
DaVita Inc., Senior Notes	5.125%	7/15/24	350,000		356,899
DaVita Inc., Senior Notes	5.000%	5/1/25	1,370,000		1,376,850
HCA Inc., Senior Notes	7.500%	11/15/95	1,000,000		1,105,000
Magellan Health Inc., Senior Notes	4.900%	9/22/24	2,320,000		2,328,120
Tenet Healthcare Corp., Secured Notes	5.125%	5/1/25	1,000,000		1,005,000
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	1,540,000		1,664,971

Total Health Care Providers & Services					12,579,746

Pharmaceuticals - 3.8%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	210,000		233,621	(a)
Bausch Health Cos. Inc., Senior Notes	5.875%	5/15/23	840,000		853,650	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	3,290,000		3,396,925	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,400,000		1,575,000	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Pharmaceuticals - (continued)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	210,000		$222,319	(a)
Endo Finance LLC/Endo Finco Inc., Senior Notes	7.250%	1/15/22	1,615,000		1,382,844	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	190,000		166,487
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	7,240,000		6,117,800

Total Pharmaceuticals					13,948,646

TOTAL HEALTH CARE					26,874,936

INDUSTRIALS - 5.9%
Building Products - 0.7%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	980,000		1,006,950	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	1,570,000		1,583,737	(a)

Total Building Products					2,590,687

Commercial Services & Supplies - 2.9%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	540,000		547,425	(a)
GFL Environmental Inc., Senior Notes	5.375%	3/1/23	3,000,000		3,030,000	(a)
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	1,280,000		1,404,800	(a)
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	4,130,000		4,506,863
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	415,000		446,855
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	610,000		642,025

Total Commercial Services & Supplies					10,577,968

Containers & Packaging - 0.6%
Hercule Debtco Sarl, Senior Secured Notes (6.750% Cash or 7.500% PIK)	6.750%	6/30/24	1,720,000	EUR	1,769,695	(a)(f)
Hercule Debtco Sarl, Senior Secured Notes (6.750% PIK)	6.750%	6/30/24	500,000	EUR	514,446	(c)(f)

Total Containers & Packaging					2,284,141

Industrial Conglomerates - 0.1%
General Electric Co., Junior Subordinated Notes (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	650,000		590,863	(d)(e)

Machinery - 0.5%
Cleaver-Brooks Inc., Senior Secured Notes	7.875%	3/1/23	670,000		618,075	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Machinery - (continued)
MAI Holdings Inc., Senior Secured Notes	9.500%	6/1/23	940,000	$427,700
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	900,000	868,500

Total Machinery				1,914,275

Marine - 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,670,000	1,366,269	(a)

Road & Rail - 0.3%
Flexi-Van Leasing Inc., Secured Notes	10.000%	2/15/23	1,000,000	982,500	(a)

Trading Companies & Distributors - 0.4%
Ahern Rentals Inc., Secured Notes	7.375%	5/15/23	370,000	320,975	(a)
Beacon Roofing Supply Inc., Senior Notes	4.875%	11/1/25	1,070,000	1,059,300	(a)

Total Trading Companies & Distributors				1,380,275

TOTAL INDUSTRIALS				21,686,978

INFORMATION TECHNOLOGY - 1.4%
Semiconductors & Semiconductor Equipment - 0.3%
Amkor Technology Inc., Senior Notes	6.625%	9/15/27	1,000,000	1,093,730	(a)

Software - 0.0%
Interface Special Holdings Inc., Senior Notes (19.000% PIK)	19.000%	11/1/23	1,141,960	77,082	(a)(f)

Technology Hardware, Storage & Peripherals - 1.1%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	270,000	284,640	(a)
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	720,000	752,188
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	2,350,000	2,447,684
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	210,000	216,270
Western Digital Corp., Senior Notes	4.750%	2/15/26	178,000	182,619

Total Technology Hardware, Storage & Peripherals				3,883,401

TOTAL INFORMATION TECHNOLOGY				5,054,213

MATERIALS - 10.4%
Construction Materials - 0.5%
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.125%	6/1/25	450,000	462,375	(a)
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	6.500%	3/15/27	800,000	862,000	(a)
U.S. Concrete Inc., Senior Notes	6.375%	6/1/24	510,000	536,775

Total Construction Materials				1,861,150

Containers & Packaging - 4.2%
ARD Securities Finance SARL, Senior Secured Notes (8.750% PIK)	8.750%	1/31/23	5,317,674	5,530,381	(a)(f)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	3,905,000	$4,088,047	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	1,200,000	1,263,000	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	410,000	443,825
Pactiv LLC, Senior Notes	8.375%	4/15/27	2,280,000	2,456,700
Trivium Packaging Finance BV, Senior Notes	8.500%	8/15/27	780,000	840,450	(a)
Trivium Packaging Finance BV, Senior Secured Notes	5.500%	8/15/26	720,000	763,200	(a)

Total Containers & Packaging				15,385,603

Metals & Mining - 4.9%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	500,000	526,250	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	1,130,000	1,222,886	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	440,000	458,700	(a)
ArcelorMittal, Senior Notes	7.000%	10/15/39	2,020,000	2,420,414
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	624,000	625,170	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	500,000	488,750	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	1,420,000	1,306,400	(a)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	450,000	459,063
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	310,000	311,550
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	770,000	812,042
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	380,000	384,902
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	990,000	1,002,187
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	280,000	270,200
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	2,330,000	2,137,775
Hudbay Minerals Inc., Senior Notes	7.250%	1/15/23	970,000	1,005,017	(a)
Hudbay Minerals Inc., Senior Notes	7.625%	1/15/25	380,000	387,593	(a)
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	411,000	257,903	(a)
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	260,000	293,865
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,220,000	2,788,875
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000	949,695

Total Metals & Mining				18,109,237

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Paper & Forest Products - 0.8%
Lecta SA, Senior Secured Notes	6.500%	8/1/23	910,000	EUR	$403,514	(c)
Mercer International Inc., Senior Notes	7.375%	1/15/25	2,330,000		2,405,725

Total Paper & Forest Products					2,809,239

TOTAL MATERIALS					38,165,229

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
CoreCivic Inc., Senior Notes	4.625%	5/1/23	370,000		358,900
CoreCivic Inc., Senior Notes	4.750%	10/15/27	920,000		806,150
GEO Group Inc.	5.875%	10/15/24	750,000		663,750

TOTAL REAL ESTATE					1,828,800

UTILITIES - 1.6%
Electric Utilities - 1.0%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,260,000		1,807,395
Pampa Energia SA, Senior Notes	7.375%	7/21/23	1,580,000		1,090,216	(c)
Talen Energy Supply LLC, Senior Notes	10.500%	1/15/26	600,000		546,900	(a)
Talen Energy Supply LLC, Senior Secured Notes	6.625%	1/15/28	330,000		320,925	(a)

Total Electric Utilities					3,765,436

Gas Utilities - 0.6%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	1,930,000		1,961,363

TOTAL UTILITIES					5,726,799

TOTAL CORPORATE BONDS & NOTES (Cost - $288,307,510)					313,398,935

SOVEREIGN BONDS - 6.5%
Argentina - 0.6%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	66.777%	6/21/20	56,620,000	ARS	273,782	(e)
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	1,990,000		850,745
Argentine Republic Government International Bond, Senior Notes	4.625%	1/11/23	2,500,000		990,025

Total Argentina					2,114,552

Brazil - 1.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	2,466,000	BRL	626,259
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	13,700,000	BRL	3,618,967

Total Brazil					4,245,226

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ecuador - 1.3%
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	330,000		$360,528	(a)
Ecuador Government International Bond, Senior Notes	9.650%	12/13/26	4,220,000		4,378,292	(a)

Total Ecuador					4,738,820

Ghana - 0.3%
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	1,000,000		980,515	(a)

Indonesia - 0.7%
Indonesia Treasury Bond, Senior Notes	8.250%	7/15/21	5,985,000,000	IDR	436,502
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	31,811,000,000	IDR	2,274,537

Total Indonesia					2,711,039

Mexico - 0.2%
Mexican Bonos, Bonds	6.500%	6/9/22	18,070,000	MXN	892,450

Russia - 1.4%
Russian Federal Bond - OFZ	7.000%	1/25/23	58,120,000	RUB	880,059
Russian Federal Bond - OFZ	7.750%	9/16/26	183,580,000	RUB	2,885,379
Russian Federal Bond - OFZ	8.150%	2/3/27	90,000,000	RUB	1,445,343

Total Russia					5,210,781

Ukraine - 0.4%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/20	1,500,000		1,543,206	(a)

Uruguay - 0.4%
Uruguay Government International Bond, Senior Notes	9.875%	6/20/22	47,140,000	UYU	1,264,151	(c)
Uruguay Government International Bond, Senior Notes	8.500%	3/15/28	13,140,000	UYU	310,585	(c)

Total Uruguay					1,574,736

TOTAL SOVEREIGN BONDS (Cost - $27,505,481)					24,011,325

SENIOR LOANS - 2.2%
COMMUNICATION SERVICES - 0.2%
Media - 0.2%
iHeartCommunications Inc., Term Loan (1 mo. USD LIBOR + 4.000%)	6.100%	5/4/26	785,372		789,177	(e)(g)(h)(i)

CONSUMER DISCRETIONARY - 1.3%
Specialty Retail - 1.3%
PetSmart Inc., Term Loan B2 (1 mo. USD LIBOR + 4.000%)	6.210%	3/11/22	4,813,281		4,676,401	(e)(g)(h)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.3%
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	7.112%	6/12/26	1,100,000	$1,054,900	(e)(g)(h)

Pharmaceuticals - 0.2%
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.612%	8/6/26	750,000	748,125	(e)(g)(h)(j)

TOTAL HEALTH CARE				1,803,025

MATERIALS - 0.1%
Containers & Packaging - 0.1%
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	4.862%	2/6/23	488,665	488,971	(e)(g)(h)

UTILITIES - 0.1%
Electric Utilities - 0.1%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. USD LIBOR +8.000% PIK)	10.145%	2/7/23	382,574	384,486	(e)(f)(g)(h)(j)

TOTAL SENIOR LOANS (Cost - $7,585,629)				8,142,060

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.4%
U.S. Government Obligations - 1.4%
U.S. Treasury Notes	1.375%	4/30/21	1,500,000	1,494,727
U.S. Treasury Notes	1.750%	7/31/21	1,000,000	1,004,219
U.S. Treasury Notes	1.750%	11/30/21	2,000,000	2,011,601
U.S. Treasury Notes	1.750%	7/15/22	500,000	504,365

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $4,984,199)				5,014,912

CONVERTIBLE BONDS & NOTES - 0.8%
COMMUNICATION SERVICES - 0.6%
Media - 0.6%
DISH Network Corp., Senior Notes	2.375%	3/15/24	2,595,000	2,273,329

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp., Senior Notes	5.500%	9/15/26	980,000	620,246

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $2,973,854)				2,893,575

			SHARES
COMMON STOCKS - 0.5%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Bossier Escrow Shares			68,957	14,571	*(j)(k)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY			SHARES		VALUE
ENERGY - 0.3%
Energy Equipment & Services - 0.0%
Hercules Offshore Inc. (Escrow)			46,103		$30,200	*(j)(k)

Oil, Gas & Consumable Fuels - 0.3%
Berry Petroleum Corp.			113,017		903,006
Montage Resources Corp.			54,096		161,206	*
MWO Holdings LLC			442		33,813	*(j)(k)

Total Oil, Gas & Consumable Fuels					1,098,025

TOTAL ENERGY					1,128,225

UTILITIES - 0.2%
Electric Utilities - 0.2%
Panda Temple Power LLC			24,398		536,756	*

TOTAL COMMON STOCKS (Cost - $7,798,286)					1,679,552

	RATE
PREFERRED STOCKS - 0.4%
FINANCIALS - 0.4%
Banks - 0.1%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%)	7.943%		17,000		445,400	(e)

Capital Markets - 0.3%
B. Riley Financial Inc.	6.875%		39,275		1,021,150

TOTAL PREFERRED STOCKS (Cost - $1,281,227)					1,466,550

		MATURITY DATE	FACE AMOUNT†
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.0%
Argentina - 0.0%
Bonos de la Nacion Argentina con Ajuste por CER, Bonds (Cost - $407,921)	4.000%	3/6/20	16,580,866	ARS	125,909

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $340,844,107)					356,732,818

SHORT-TERM INVESTMENTS - 1.7%
REPURCHASE AGREEMENTS - 0.8%
Goldman Sachs & Co. repurchase agreement dated 8/30/19; Proceeds at maturity - $3,000,717; (Fully collateralized by U.S. government obligations, 3.375% due 5/15/44; Market value - $3,062,460) (Cost - $3,000,000)	2.150%	9/3/19	3,000,000		3,000,000

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 0.9%
Dreyfus Government Cash Management, Institutional Shares (Cost - $3,171,565)	2.006%	3,171,565	$3,171,565

TOTAL SHORT-TERM INVESTMENTS (Cost - $6,171,565)			6,171,565

TOTAL INVESTMENTS - 99.0% (Cost - $347,015,672)			362,904,383
Other Assets in Excess of Liabilities - 1.0%			3,842,784

TOTAL NET ASSETS - 100.0%			$366,747,167

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	The coupon payment on these securities is currently in default as of August 31, 2019.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	All or a portion of this loan is unfunded as of August 31, 2019. The interest rate for fully unfunded term loans is to be determined.

(j)	Security is valued using significant unobservable inputs (Note 1).

(k)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CAD	— Canadian Dollar
CER	— Coeficente de Establilzacion de Referencia
EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OJSC	— Open Joint Stock Company
PIK	— Payment-In-Kind
RUB	— Russian Ruble
USD	— United States Dollar
UYU	— Uruguayan Peso

At August 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	633,356	CAD	830,000	Barclays Bank PLC	10/17/19	$9,516
USD	689,008	GBP	548,215	Barclays Bank PLC	10/17/19	20,600
EUR	129,436	USD	145,403	BNP Paribas SA	10/17/19	(2,615)
MXN	1,187,600	USD	61,205	BNP Paribas SA	10/17/19	(2,426)
USD	6,573,483	EUR	5,797,540	BNP Paribas SA	10/17/19	177,901

Total						$202,976

Abbreviations used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on July 20, 2010 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in a portfolio of high-yield corporate fixed income securities with varying maturities. Corporate securities include those securities that are issued or originated by U.S. or foreign public or private corporations and other business entities. The Fund intends to liquidate on or about September 30, 2025 and distribute substantially all of its net assets to stockholders, after making appropriate provisions for any liabilities of the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations,

Notes to Schedule of Investments (unaudited) (continued)

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$313,398,935	—	$313,398,935
Sovereign Bonds	—	24,011,325	—	24,011,325
Senior Loans:
Health Care	—	1,054,900	$748,125	1,803,025
Utilities	—	—	384,486	384,486
Other Senior Loans	—	5,954,549	—	5,954,549
U.S. Government & Agency Obligations	—	5,014,912	—	5,014,912
Convertible Bonds & Notes	—	2,893,575	—	2,893,575
Common Stocks:
Consumer Discretionary	—	—	14,571	14,571
Energy	$1,064,212	—	64,013	1,128,225
Utilities	—	536,756	—	536,756
Preferred Stocks	1,466,550	—	—	1,466,550
Non-U.S. Treasury Inflation Protected Securities	—	125,909	—	125,909

Total Long-Term Investments	2,530,762	352,990,861	1,211,195	356,732,818

Short-Term Investments†:
Repurchase Agreements	—	3,000,000	—	3,000,000
Money Market Funds	3,171,565	—	—	3,171,565

Total Short-Term Investments	3,171,565	3,000,000	—	6,171,565

Total Investments	$5,702,327	$355,990,861	$1,211,195	$362,904,383

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$208,017	—	$208,017

Total	$5,702,327	$356,198,878	$1,211,195	$363,112,400

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$5,041	—	$5,041

†	See Schedule of Investments for additional detailed categorizations.